Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with SEC rules, we prepared the analysis set forth below of the relationship between the compensation actually paid to our CEO and other named executive officers and certain financial performance measures over the last five fiscal years.

Pay Versus Performance Disclosure Table

Year	Summary Compen- sation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compen- sation Table Total for Non-CEO NEOs(3)	Average Compen- sation Actually Paid to Non-CEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) ($)	Adjusted EBITDA (millions) ($)(6)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2025	$3,965,933	$5,945,310	$1,475,420	$2,070,101	$358	$288	($4.5)	$85.9
2024	$3,966,753	$3,599,569	$1,373,241	$1,243,930	$258	$219	$76.5	$151.2
2023	$3,166,744	$4,254,860	$820,010	$822,207	$283	$290	($12.4)	$101.5
2022	$4,906,384	$5,644,810	$1,256,393	$1,308,060	$247	$251	$159.4	$226.8
2021	$2,593,200	$4,886,997	$701,533	$927,498	$222	$229	$182.0	$252.9

(1)

The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Wobensmith, our Chief Executive Officer and President, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

(2)

The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wobensmith as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wobensmith during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in this column were calculated as follows:

Adjustments to Determine Compensation Actually Paid for CEO	2025	2024	2023	2022	2021
SCT Total for CEO	$3,965,933	$3,966,753	$3,166,744	$4,906,384	$2,593,200
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	($2,065,433)	(1,890,703)	(1,412,044)	(3,149,984)	(600,000)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	—	—	(300,000)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	$2,613,275	$1,372,485	1,376,554	2,827,991	1,141,870
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	$1,011,084	(593,272)	277,223	(50,922)	1,537,011
Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	$161,443	287,510	630,984	727,009	471,054
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$259,007	456,796	215,399	384,332	43,862
Compensation Actually Paid to CEO	$5,945,310	$3,599,569	$4,254,860	$5,644,810	$4,886,997

(3)

The dollar amounts reported in this column represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Wobensmith) in the “Total” column of the SCT in each applicable year. Our named executive officers other than Mr. Wobensmith consist of Messrs. Allen, Adamo and Christensen for 2025 and 2024; Messrs. Allen, Adamo, Christensen, Zafolias, and Hughes for 2023; and Messrs. Adamo, Zafolias, and Hughes for 2022 and 2021.

(4)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wobensmith), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wobensmith) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in this column were calculated as follows, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2025	2024	2023	2022	2021
Average SCT Total for Non-CEO NEOs	$1,475,420	$1,373,241	$820,010	$1,256,393	$701,533
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	($732,920)	(584,191)	(279,261)	(683,327)	(67,778)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	—	—	(33,889)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	$924,570	427,375	275,884	624,353	128,988
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	$269,774	(167,048)	36,187	(13,231)	151,827
Increase/deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	$53,697	63,390	88,301	67,587	42,198
Deduction for Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	(151,520)	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$79,560	131,163	32,607	56,283	4,618
Average Compensation Actually Paid to Non-CEO NEOs	$2,070,101	$1,243,930	$822,207	$1,308,060	$927,498

(5)

The peer group used for this purpose is the same as the peer group we use in our annual report to comply with Item 201(e) of Regulation S-K and consists of Star Bulk Carriers Corp., Diana Shipping Inc., Safe Bulkers, Inc., Pacific Basin Shipping Limited, Pangaea Logistics Solutions Ltd., Seanergy Maritime Holdings Corp. and Thorensen Thai Agencies Plc. Eagle Bulk Shipping was removed from this peer group as it ceased to be a publicly traded company in April 2024, and Belships ASA and Golden Ocean Group Limited were removed from this peer group because they were acquired by other companies and ceased to be publicly traded companies in 2025.

(6)

We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executives, for the most recently completed fiscal year, to company performance.

This measure is used to determine 60% of the 2025 payouts under our 2025 Annual Bonus Program. For a reconciliation of Adjusted EBITDA to Net Income, please see Appendix B.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote		(1) The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Wobensmith, our Chief Executive Officer and President, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).(3) The dollar amounts reported in this column represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Wobensmith) in the “Total” column of the SCT in each applicable year. Our named executive officers other than Mr. Wobensmith consist of Messrs. Allen, Adamo and Christensen for 2025 and 2024; Messrs. Allen, Adamo, Christensen, Zafolias, and Hughes for 2023; and Messrs. Adamo, Zafolias, and Hughes for 2022 and 2021.
Peer Group Issuers, Footnote		(5) The peer group used for this purpose is the same as the peer group we use in our annual report to comply with Item 201(e) of Regulation S-K and consists of Star Bulk Carriers Corp., Diana Shipping Inc., Safe Bulkers, Inc., Pacific Basin Shipping Limited, Pangaea Logistics Solutions Ltd., Seanergy Maritime Holdings Corp. and Thorensen Thai Agencies Plc. Eagle Bulk Shipping was removed from this peer group as it ceased to be a publicly traded company in April 2024, and Belships ASA and Golden Ocean Group Limited were removed from this peer group because they were acquired by other companies and ceased to be publicly traded companies in 2025.
Changed Peer Group, Footnote		(5) The peer group used for this purpose is the same as the peer group we use in our annual report to comply with Item 201(e) of Regulation S-K and consists of Star Bulk Carriers Corp., Diana Shipping Inc., Safe Bulkers, Inc., Pacific Basin Shipping Limited, Pangaea Logistics Solutions Ltd., Seanergy Maritime Holdings Corp. and Thorensen Thai Agencies Plc. Eagle Bulk Shipping was removed from this peer group as it ceased to be a publicly traded company in April 2024, and Belships ASA and Golden Ocean Group Limited were removed from this peer group because they were acquired by other companies and ceased to be publicly traded companies in 2025.
PEO Total Compensation Amount	[1]	$ 3,965,933	$ 3,966,753	$ 3,166,744	$ 4,906,384	$ 2,593,200
PEO Actually Paid Compensation Amount	[2]	$ 5,945,310	3,599,569	4,254,860	5,644,810	4,886,997
Adjustment To PEO Compensation, Footnote	(2)

The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wobensmith as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wobensmith during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in this column were calculated as follows:

Adjustments to Determine Compensation Actually Paid for CEO	2025	2024	2023	2022	2021
SCT Total for CEO	$3,965,933	$3,966,753	$3,166,744	$4,906,384	$2,593,200
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	($2,065,433)	(1,890,703)	(1,412,044)	(3,149,984)	(600,000)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	—	—	(300,000)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	$2,613,275	$1,372,485	1,376,554	2,827,991	1,141,870
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	$1,011,084	(593,272)	277,223	(50,922)	1,537,011
Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	$161,443	287,510	630,984	727,009	471,054
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$259,007	456,796	215,399	384,332	43,862
Compensation Actually Paid to CEO	$5,945,310	$3,599,569	$4,254,860	$5,644,810	$4,886,997

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,475,420	1,373,241	820,010	1,256,393	701,533
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 2,070,101	1,243,930	822,207	1,308,060	927,498
Adjustment to Non-PEO NEO Compensation Footnote	(4)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wobensmith), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wobensmith) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in this column were calculated as follows, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2025	2024	2023	2022	2021
Average SCT Total for Non-CEO NEOs	$1,475,420	$1,373,241	$820,010	$1,256,393	$701,533
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	($732,920)	(584,191)	(279,261)	(683,327)	(67,778)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	—	—	(33,889)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	$924,570	427,375	275,884	624,353	128,988
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	$269,774	(167,048)	36,187	(13,231)	151,827
Increase/deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	$53,697	63,390	88,301	67,587	42,198
Deduction for Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	(151,520)	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$79,560	131,163	32,607	56,283	4,618
Average Compensation Actually Paid to Non-CEO NEOs	$2,070,101	$1,243,930	$822,207	$1,308,060	$927,498

Compensation Actually Paid vs. Total Shareholder Return

The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to our Non-CEO NEOs versus the five-year cumulative TSR of the Company and our peer group referenced above in note 5:

Compensation Actually Paid vs. Net Income

The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Non-CEO NEOs versus the Company’s Net Income and the Company’s selected measure, Adjusted EBITDA:

Compensation Actually Paid vs. Company Selected Measure

The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Non-CEO NEOs versus the Company’s Net Income and the Company’s selected measure, Adjusted EBITDA:

Total Shareholder Return Vs Peer Group

The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to our Non-CEO NEOs versus the five-year cumulative TSR of the Company and our peer group referenced above in note 5:

Tabular List, Table

Most Important Performance Measures

The following is a list of five financial performance measures that, in our assessment, represent the most important performance measures we used to link compensation for our named executives in 2025 to Company performance:

Adjusted EBITDA	TCE vs. Benchmark	Relative TSR%	Return on Invested Capital
Cost vs. Budget

For a further description of these performance measures, please see Appendix B.

Total Shareholder Return Amount		$ 358	258	283	247	222
Peer Group Total Shareholder Return Amount	[5]	$ 288	$ 219	$ 290	$ 251	$ 229
Company Selected Measure Amount	[6]	85,900,000	151,200,000	101,500,000	226,800,000	252,900,000
PEO Name		Mr. Wobensmith	Mr. Wobensmith	Mr. Wobensmith	Mr. Wobensmith	Mr. Wobensmith
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (4,500,000)	$ 76,500,000	$ (12,400,000)	$ 159,400,000	$ 182,000,000
Percentage of Payout Linked to Performance Measure		60.00%
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description	(6) We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executives, for the most recently completed fiscal year, to company performance.

This measure is used to determine 60% of the 2025 payouts under our 2025 Annual Bonus Program. For a reconciliation of Adjusted EBITDA to Net Income, please see Appendix B.

Measure:: 2
Pay vs Performance Disclosure
Name		TCE vs. Benchmark
Measure:: 3
Pay vs Performance Disclosure
Name		Relative TSR%
Measure:: 4
Pay vs Performance Disclosure
Name		Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name		Cost vs. Budget
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,613,275	1,372,485	1,376,554	2,827,991	1,141,870
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,011,084	(593,272)	277,223	(50,922)	1,537,011
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		161,443	287,510	630,984	727,009	471,054
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		259,007	456,796	215,399	384,332	43,862
PEO | Amounts Reported under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,065,433)	(1,890,703)	(1,412,044)	(3,149,984)	(600,000)
PEO | Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	(300,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		924,570	427,375	275,884	624,353	128,988
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		269,774	(167,048)	36,187	(13,231)	151,827
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		53,697	63,390	88,301	67,587	42,198
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(151,520)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		79,560	131,163	32,607	56,283	4,618
Non-PEO NEO | Amounts Reported under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(732,920)	(584,191)	(279,261)	(683,327)	(67,778)
Non-PEO NEO | Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0	$ (33,889)

[1]	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Wobensmith, our Chief Executive Officer and President, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).
[2]	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wobensmith as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wobensmith during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in this column were calculated as follows:

Adjustments to Determine Compensation Actually Paid for CEO	2025	2024	2023	2022	2021
SCT Total for CEO	$3,965,933	$3,966,753	$3,166,744	$4,906,384	$2,593,200
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	($2,065,433)	(1,890,703)	(1,412,044)	(3,149,984)	(600,000)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	—	—	(300,000)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	$2,613,275	$1,372,485	1,376,554	2,827,991	1,141,870
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	$1,011,084	(593,272)	277,223	(50,922)	1,537,011
Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	$161,443	287,510	630,984	727,009	471,054
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$259,007	456,796	215,399	384,332	43,862
Compensation Actually Paid to CEO	$5,945,310	$3,599,569	$4,254,860	$5,644,810	$4,886,997

[3]	The dollar amounts reported in this column represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Wobensmith) in the “Total” column of the SCT in each applicable year. Our named executive officers other than Mr. Wobensmith consist of Messrs. Allen, Adamo and Christensen for 2025 and 2024; Messrs. Allen, Adamo, Christensen, Zafolias, and Hughes for 2023; and Messrs. Adamo, Zafolias, and Hughes for 2022 and 2021.
[4]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wobensmith), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wobensmith) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in this column were calculated as follows, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2025	2024	2023	2022	2021
Average SCT Total for Non-CEO NEOs	$1,475,420	$1,373,241	$820,010	$1,256,393	$701,533
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	($732,920)	(584,191)	(279,261)	(683,327)	(67,778)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	—	—	(33,889)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	$924,570	427,375	275,884	624,353	128,988
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	$269,774	(167,048)	36,187	(13,231)	151,827
Increase/deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	$53,697	63,390	88,301	67,587	42,198
Deduction for Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	(151,520)	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$79,560	131,163	32,607	56,283	4,618
Average Compensation Actually Paid to Non-CEO NEOs	$2,070,101	$1,243,930	$822,207	$1,308,060	$927,498

[5]	The peer group used for this purpose is the same as the peer group we use in our annual report to comply with Item 201(e) of Regulation S-K and consists of Star Bulk Carriers Corp., Diana Shipping Inc., Safe Bulkers, Inc., Pacific Basin Shipping Limited, Pangaea Logistics Solutions Ltd., Seanergy Maritime Holdings Corp. and Thorensen Thai Agencies Plc. Eagle Bulk Shipping was removed from this peer group as it ceased to be a publicly traded company in April 2024, and Belships ASA and Golden Ocean Group Limited were removed from this peer group because they were acquired by other companies and ceased to be publicly traded companies in 2025.
[6]	We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executives, for the most recently completed fiscal year, to company performance.

This measure is used to determine 60% of the 2025 payouts under our 2025 Annual Bonus Program. For a reconciliation of Adjusted EBITDA to Net Income, please see Appendix B.